Trade and other receivables (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022
Trade and other receivables [abstract]
Disclosure of detailed information about trade and other receivables [Table Text Block]
	September 30, 2020	December 31, 2019
Trade receivables	$210,795	$1,191
Sales tax recoverable	142,797	55,684
Investment tax credits refundable	127,325	162,928
Total	$480,917	$219,803

	September 30,	September 30,
	2022	2021
Trade receivables	$114,877	$-
Unbilled revenue	8,881	308,728
Sales tax recoverable	48,124	183,761
Investment tax credits refundable	-	206,762
Total	$171,882	$699,251

Disclosure of detailed information about unbilled trade and other receivables [Table Text Block]
	September 30,	September 30,
	2022	2021
Balance, beginning of year	$308,728	$-
Revenue billed during the year	(308,728)
Revenue in excess of billings, net of amounts transferred to trade accounts receivable	8,881	308,728
Amounts written off	-	-

Balance, end of year	$8,881	$308,728
Current	$8,881	$308,728
Non-current	$-	$-